RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 24, 2024 USD ($) shares	Aug. 01, 2025 USD ($) MW	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Tax efficiency initiative			$ 945
Interest expense			425	$ 341	$ 838	$ 704
Non-recourse borrowings			12,797		12,797		$ 12,493
450 MW United States Hydroelectric Assets
Disclosure of detailed information about borrowings [line items]
Portion of ownership interest		50.00%
450 MW United States Hydroelectirc Asset, Interest Two
Disclosure of detailed information about borrowings [line items]
Portion of ownership interest		25.00%
450 MW United States Hydroelectirc Asset, Interest One
Disclosure of detailed information about borrowings [line items]
Portion of ownership interest		25.00%
Major business combination | Isagen S.A. E.S.P.
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired		15.00%
Consideration transferred, acquisition-date fair value		$ 1,000
Other disposals of assets | 450 MW United States Hydroelectric Assets
Disclosure of detailed information about borrowings [line items]
Hydroelectric power capacity | MW		450
Proceeds		$ 250
Brookfield Renewable And Institutional Partners | Other disposals of assets | 450 MW United States Hydroelectric Assets
Disclosure of detailed information about borrowings [line items]
Proceeds		$ 522
Brookfield Wealth Solutions and associates
Disclosure of detailed information about borrowings [line items]
Borrowings			58		58		58
Non-recourse borrowings			10		10		13
Deposit Agreement
Disclosure of detailed information about borrowings [line items]
Deposit amount with the depositee up to a limit	$ 200
Amount of funds placed on deposit			$ 0		$ 0		125
Interest rate (as a percent)			4.50%		4.50%
Interest income on deposits			$ 1	0	$ 1	0
Revolving Credit Facility1
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 150
Borrowings, maturity	ten-year
Borrowing, extension period	1 year
Medium Term Notes | Amended Series 8
Disclosure of detailed information about borrowings [line items]
Borrowings			400		400
Proceeds from non-current borrowings					0
Outstanding other commitments made by entity, related party transactions			0		0		$ 0
Interest expense			$ 0	$ 0	$ 0	$ 0
Class A.2 Exchangeable Shares
Disclosure of detailed information about borrowings [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownership cap limits exchange by owing (as a percent)	9.50%
Exchangeable and Class B Shares of BRHC
Disclosure of detailed information about borrowings [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
BEPC exchangeable shares outstanding (units)
Disclosure of detailed information about borrowings [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
Common partnership unit issued (in shares) | shares	43,606
Common shares partnership exchange, amount	$ 1